                                 ING FUNDS TRUST
                              ING GNMA Income Fund
                            ING High Yield Bond Fund
                           ING Intermediate Bond Fund
                        ING National Tax-Exempt Bond Fund

                    Supplement dated January 20, 2006 to the
               Class A, Class B, Class C, and Class M Prospectus,
                     Class I Prospectus, Class O Prospectus,
                    Class Q Prospectus and Class R Prospectus
                            each dated July 29, 2005

       Effective January 20, 2006, the operating expenses for ING GNMA Income Fund, ING High Yield Bond Fund, ING Intermediate Bond Fund, and ING National Tax-Exempt Bond Fund ("Funds") are reduced. The Prospectuses are hereby amended as follows:

   1. The information relating to the Funds in the table entitled "Operating Expenses Paid Each Year by the Funds," including footnotes 2 and 3, and the corresponding table entitled "Examples," under the section entitled "What You Pay to Invest" on pages 14 and 15, respectively, of the Class A, Class B, Class C, and Class M Prospectus is hereby deleted and replaced with the following:

OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS

   CLASS A

                                                                                                       WAIVERS,
                                                            DISTRIBUTION                TOTAL FUND  REIMBURSEMENTS
                                                MANAGEMENT  AND SERVICE    OTHER         OPERATING       AND            NET
FUND                                               FEES     (12b-1) FEES  EXPENSES       EXPENSES   RECOUPMENT(2)(3)  EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
ING GNMA Income                        %           0.47         0.25        0.25(4)        0.97            -            0.97
ING High Yield Bond Fund               %           0.51         0.25        0.34(4)(5)     1.10(5)         -            1.10(5)
ING Intermediate Bond Fund             %           0.17         0.25        0.27(4)        0.69            -            0.69
ING National Tax-Exempt Bond Fund      %           0.30         0.25        0.32(4)        0.87            -            0.87

   CLASS B

                                                        DISTRIBUTION AND                TOTAL FUND      WAIVERS,
                                            MANAGEMENT   SERVICE (12b-1)   OTHER         OPERATING   REIMBURSEMENTS      NET
FUND                                           FEES           FEES        EXPENSES       EXPENSES   AND RECOUPMENT(2)  EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
ING GNMA Income                     %          0.47           1.00          0.25(4)        1.72             -           1.72
ING High Yield Bond Fund            %          0.51           1.00          0.34(4)(5)     1.85(5)          -           1.85(5)
ING Intermediate Bond Fund          %          0.17           1.00          0.27(4)        1.44             -           1.44
ING National Tax-Exempt Bond Fund   %          0.30           1.00          0.32(4)        1.62             -           1.62

   CLASS C

                                                        DISTRIBUTION                TOTAL FUND      WAIVERS,
                                            MANAGEMENT  AND SERVICE    OTHER         OPERATING   REIMBURSEMENTS      NET
FUND                                           FEES     (12b-1) FEES  EXPENSES       EXPENSES   AND RECOUPMENT(2)  EXPENSES
---------------------------------------------------------------------------------------------------------------------------
ING GNMA Income                     %          0.47         1.00        0.25(4)        1.72             -           1.72
ING High Yield Bond                 %          0.51         1.00        0.34(4)(5)     1.85(5)          -           1.85(5)
ING Intermediate Bond               %          0.17         1.00        0.27(4)        1.44             -           1.44
ING National Tax-Exempt Bond        %          0.30         1.00        0.32(4)        1.62             -           1.62

   CLASS M

                                                                                        TOTAL FUND      WAIVERS,
                                          MANAGEMENT    DISTRIBUTION AND      OTHER      OPERATING   REIMBURSEMENTS      NET
FUND                                         FEES     SERVICE (12b-1) FEES   EXPENSES    EXPENSES   AND RECOUPMENT(2)  EXPENSES
-------------------------------------------------------------------------------------------------------------------------------
ING GNMA Income                     %        0.47             0.75             0.25(4)     1.47            -           1.47

(2) ING Investments, LLC has entered into a written expense limitation agreement with the Funds under which it will limit expenses of each Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Fund's expenses waived, reimbursed or recouped during the last fiscal year is shown under the heading "Waivers, Reimbursements and Recoupment." The expense limits will continue through at least August 1, 2006 for ING Classic Money Market Fund and August 1, 2007 for ING GNMA Income, ING High Yield Bond, ING Intermediate Bond and ING National Tax-Exempt Bond Funds. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement.
(3) ING Funds Distributor, LLC has contractually agreed to waive expenses for Class A shares of ING Classic Money Market Fund to the extent necessary for expenses not to exceed 0.77%. The fee waiver will continue through at least August 1, 2007.

EXAMPLES

   CLASS A

FUND                                                1 YEAR                 3 YEARS              5 YEARS              10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
ING GNMA Income                        $              569                    769                  986                  1,608
ING High Yield Bond                    $              582                    808                1,052                  1,752
ING Intermediate Bond                  $              542                    685                  841                  1,293
ING National Tax-Exempt Bond           $              560                    739                  934                  1,497

   CLASS B

                                        IF YOU SELL YOUR SHARES                        IF YOU DON'T SELL YOUR SHARES
---------------------------------------------------------------------------------------------------------------------------
FUND                        1 YEAR      3 YEARS      5 YEARS      10 YEARS     1 YEAR     3 YEARS     5 YEARS      10 YEARS
---------------------------------------------------------------------------------------------------------------------------
ING GNMA Income         $     675          842         1,133        1,834        175        542          933         1,834
ING High Yield Bond     $     688          882         1,201        2,028        188        582        1,001         2,028
ING Intermediate Bond   $     647          756           987        1,643        147        456          787         1,643
ING National
Tax-Exempt Bond         $     665          811         1,081        1,791        165        511          881         1,791

   CLASS C

                                           IF YOU SELL YOUR SHARES                        IF YOU DON'T SELL YOUR SHARES
------------------------------------------------------------------------------------------------------------------------------
FUND                           1 YEAR      3 YEARS      5 YEARS      10 YEARS     1 YEAR     3 YEARS     5 YEARS      10 YEARS
------------------------------------------------------------------------------------------------------------------------------
ING GNMA Income         $        275          542          933         2,030        175        542          933         2,030
ING High Yield Bond     $        288          582        1,001         2,169        188        582        1,001         2,169
ING Intermediate Bond   $        247          456          787         1,724        147        456          787         1,724
ING National
Tax-Exempt Bond         $        265          511          881         1,922        165        511          881         1,922

   CLASS M

FUND                                         1 YEAR          3 YEARS            5 YEARS            10 YEARS
-----------------------------------------------------------------------------------------------------------
ING GNMA Income                      $        470              775               1,102               2,025

   2. The information relating to the Funds in the table under the section entitled "Management of the Funds - Adviser" on page 28 of the Class A, Class B, Class C, and Class M Prospectus is hereby deleted and replaced with the following:

FUND                                                                           MANAGEMENT FEES
----------------------------------------------------------------------------------------------
ING GNMA Income                                                                     0.47%
ING High Yield Bond                                                                 0.51
ING Intermediate Bond                                                               0.17
ING National Tax-Exempt Bond                                                        0.30

   3. The information relating to the Funds in the table entitled "Operating Expenses Paid Each Year by the Funds," including footnote 3, and the corresponding table entitled "Example," under the section entitled "What You Pay to Invest" on pages 8 and 9, respectively, of the Class I Prospectus is hereby deleted and replaced with the following:

OPERATING EXPENSES PAID EACH YEAR BY THE FUNDS

   CLASS I

                                                   DISTRIBUTION                        TOTAL FUND         WAIVERS,
                                 MANAGEMENT        AND SERVICE          OTHER           OPERATING      REIMBURSEMENTS       NET
FUND                                FEES           (12b-1) FEES      EXPENSES(2)        EXPENSES       AND RECOUPMENT(3)  EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
ING GNMA Income              %      0.47               -                0.20              0.67              -               0.67
ING Intermediate Bond        %      0.17               -                0.21              0.38              -               0.38

(3) ING Investments, LLC has entered into a written expense limitation agreement with the Funds under which it will limit expenses of the Funds, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Fund's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading "Waivers, Reimbursements and Recoupment." The expense limits will continue through at least August 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement.

   EXAMPLE

FUND                                                    1 YEAR        3 YEARS        5 YEARS      10 YEARS
----------------------------------------------------------------------------------------------------------
ING GNMA Income                              $            68            214            373          835
ING Intermediate Bond                        $            39            122            213          480

   4. The information relating to the Funds in the table under the section entitled "Management of the Funds - Adviser" found on page 16 of the Class I Prospectus is hereby deleted and replaced with the following:

FUND                                                                           MANAGEMENT FEES
----------------------------------------------------------------------------------------------
ING GNMA Income                                                                     0.47%
ING Intermediate Bond                                                               0.17

   5. The information relating to ING Intermediate Bond Fund in the table entitled "Annual Fund Operating Expenses," including footnote 2, and the corresponding table entitled "Example," under the section entitled "Fund Expenses" on pages 13 and 14, respectively, of the Class O Prospectus is hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES

   CLASS O

                                                                                   TOTAL             WAIVERS,
                             MANAGEMENT       SERVICE (12b-1)        OTHER       OPERATING        REIMBURSEMENTS         NET
FUND                            FEES                FEES            EXPENSES     EXPENSES       AND RECOUPMENTS(2)    EXPENSES
------------------------------------------------------------------------------------------------------------------------------
ING Intermediate Bond           0.17%              0.25%            0.27%(3)       0.69%               -                0.69%

   (2) ING Investments, LLC has entered into a written expense limitation agreement with the Funds, under which it will limit expenses of the Funds, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of each Fund's expenses proposed to be waived, reimbursed or recouped during the current fiscal year by ING Investments, LLC is shown under the heading "Waivers, Reimbursements and Recoupments." The expense limits will continue through at least August 1, 2007 for Intermediate Bond Fund and through at least October 1, 2006 for Real Estate Fund. The expense limitation agreements are contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement.

   EXAMPLE

FUND                                                    1 YEAR        3 YEARS        5 YEARS      10 YEARS
--------------------------------------------------------------------------------------------------------------------------
ING Intermediate Bond                        $            66            217            380          855

   6. The information relating to ING Intermediate Bond in the table under the section entitled "Management of the Funds" on page 20 of the Class O Prospectus is hereby deleted and replaced with the following:

FUND                                                                           MANAGEMENT FEES
----------------------------------------------------------------------------------------------
ING Intermediate Bond Fund                                                          0.17%

   7. The information in the table entitled "Operating Expenses Paid Each Year by the Fund," including footnote 2, and the corresponding table entitled "Example," on page 6 of ING GMNA Income Fund's Class Q Prospectus is hereby deleted and replaced with the following:

OPERATING EXPENSES PAID EACH YEAR BY THE FUND

   CLASS Q

                                                                                  TOTAL FUND            WAIVERS,
                                MANAGEMENT       SERVICE (12b-1)      OTHER       OPERATING          REIMBURSEMENTS         NET
FUND                               FEES               FEES           EXPENSES      EXPENSES        AND RECOUPMENT(2)     EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
ING GNMA Income         %          0.47               0.25             0.20        0.92(3)                -                0.92

   (2) ING Investments, LLC has entered into a written expense limitation agreement with the Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Fund's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments, LLC is shown under the heading "Waivers, Reimbursements and Recoupment." The expense limit will continue through at least August 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement.

   EXAMPLE

FUND                                                    1 YEAR        3 YEARS        5 YEARS      10 YEARS
----------------------------------------------------------------------------------------------------------
ING GNMA Income                              $            94            293            509         1,131

   8. The information in the table under the section entitled "Management of the Fund - Adviser" on page 13 of ING GNMA Income Fund's Class Q Prospectus is hereby deleted and replaced with the following:

FUND                                                                       MANAGEMENT FEE
-----------------------------------------------------------------------------------------
ING GNMA Income                                                                 0.47%

   9. The information in the table entitled "Operating Expenses Paid Each Year by the Fund," including footnote 3, and the corresponding table entitled "Example," on page 6 of ING Intermediate Bond Fund's Class R Prospectus is hereby deleted and replaced with the following:

OPERATING EXPENSES PAID EACH YEAR BY THE FUND

   CLASS R

                                                                                                          WAIVERS,
                                                                                         TOTAL FUND    REIMBURSEMENTS
                                   MANAGEMENT      DISTRIBUTION AND        OTHER         OPERATING          AND              NET
FUND                                  FEES       SERVICE (12b-1) FEES    EXPENSES(2)      EXPENSES      RECOUPMENT(3)     EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
ING Intermediate Bond      %          0.17               0.50                0.27           0.94            -              0.94

   (3) ING Investments, LLC has entered into a written expense limitation agreement with the Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Fund's expenses waived, reimbursed or recouped during the current fiscal year by ING Investments, LLC is shown under the heading "Waivers, Reimbursements and Recoupment." The expense limit will continue through at least August 1, 2007. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement.

   EXAMPLE

FUND                                                    1 YEAR        3 YEARS        5 YEARS      10 YEARS
----------------------------------------------------------------------------------------------------------
ING Intermediate Bond                        $            96            300            520         1,155

   10. The sixth paragraph under the section entitled "Management of the Fund - Adviser" on page 11 of ING Intermediate Bond Fund's Class R Prospectus is hereby deleted in its entirety and replaced with the following:

       The aggregate annual management fee paid by the Fund for most recent fiscal year as a percentage of the Fund's average daily net assets is 0.17%.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                 ING FUNDS TRUST
                              ING GNMA Income Fund
                            ING High Yield Bond Fund
                           ING Intermediate Bond Fund
                        ING National Tax-Exempt Bond Fund

                    Supplement dated January 20, 2006 to the
                   Class A, Class B, Class C, Class I, Class M
                      Class O, Class R, and Class Q shares
                   Statement of Additional Information ("SAI")
                               dated July 29, 2005

       Effective January 20, 2006, the management fees for the ING GNMA Income Fund, ING High Yield Bond Fund, ING Intermediate Bond Fund, and ING National Tax-Exempt Bond Fund ("Funds") are reduced. The SAI is hereby amended as follows:

   1. The heading on the front cover of the prospectus relating to share designations is hereby deleted and replaced with the following:

     CLASS A, CLASS B, CLASS C, CLASS I, CLASS M, CLASS O, CLASS R, AND CLASS Q SHARES

   2. The information relating to the Funds in the table under the section entitled "Adviser Fees" on pages 22 and 23 of the SAI is hereby deleted and replaced with the following:

FUNDS                                                    ANNUAL INVESTMENT MANAGEMENT FEE
-------------------------------------------------------------------------------------------------
GNMA Income Fund                                         0.47% on first $1 billion of assets;
                                                         0.40% on next $4 billion of assets; and
                                                         0.35% on assets in excess of $5 billion.

High Yield Bond Fund                                     0.51% on first $1 billion of assets;
                                                         0.45% on the next $4 billion; and
                                                         0.40% on assets in excess of $5 billion

Intermediate Bond Fund                                   0.17% on all assets

National Tax-Exempt Bond Fund                            0.30% on all assets

   3. The information relating to the Funds in the table under the section entitled "Sub-Advisory Agreement" on page 24 of the SAI is hereby deleted and replaced with the following:

FUNDS                                               ANNUAL SUB-ADVISORY FEE
-------------------------------------------------------------------------------------------------
GNMA Income Fund                                    0.2115% on first $1 billion of assets;
                                                    0.1800% on next $4 billion of assets; and
                                                    0.1575% on assets in excess of $5 billion.

High Yield Bond Fund                                0.2295% on first $1 billion of assets;
                                                    0.2025% on next $4 billion of assets; and
                                                    0.1800% on assets in excess of $5 billion.

Intermediate Bond Fund                              0.0765% on all assets

National Tax-Exempt Bond  Fund                      0.1350% on all assets

   4.  The following is inserted after the section entitled "Portfolio Managers
       - Compensation Information Regarding Portfolio Managers" on page 26 of the SAI:

DESCRIPTION OF MATERIAL CONFLICTS OF INTEREST

   A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to a Portfolio. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager's various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager's accounts.

   A potential conflict of interest may arise as a result of the portfolio manager's responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

   A portfolio manager may also manage accounts whose objectives and policies differ from those of the Portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Portfolio maintained its position in that security.

   A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees - the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.

         As part of its compliance program, ING IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.

   5. The information relating to the Funds in the table under the section entitled "Expense Limitation Agreement" and footnotes 1 and 2 to the table on page 29 of the SAI is hereby deleted and replaced with the following:

FUND                           CLASS A      CLASS B     CLASS C      CLASS I      CLASS M      CLASS O      CLASS Q     CLASS R
-------------------------------------------------------------------------------------------------------------------------------
GNMA Income Fund                 0.97        1.72         1.72        0.67         1.47          N/A         0.92         N/A
High Yield Bond Fund             1.10        1.85         1.85         N/A          N/A          N/A          N/A         N/A
Intermediate Bond Fund           0.69        1.44         1.44        0.38          N/A         0.69          N/A        0.94
National Tax-Exempt Bond Fund    0.87        1.62         1.62         N/A          N/A          N/A          N/A         N/A

       6. The information relating to ING High Yield Bond Fund, ING Intermediate Bond Fund, and ING National Tax-Exempt Bond Fund in the table under the section entitled "Rule 12b-1 Plans" on page 31 of the SAI is hereby deleted and replaced with the following:

                                                              FEES BASED ON AVERAGE DAILY NET ASSETS
                               ---------------------------------------------------------------------------------------------------
NAME OF FUND                       CLASS A        CLASS B        CLASS C        CLASS M        CLASS O      CLASS Q       CLASS R
----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Fund           %    0.25           1.00           1.00            N/A            N/A          N/A           N/A
Intermediate Bond Fund         %    0.25           1.00           1.00            N/A           0.25          N/A          0.50
National Tax-Exempt Bond Fund  %    0.25           1.00           1.00            N/A            N/A          N/A           N/A

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                        2